OTHER INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shenzhen Mobile	Dec. 31, 2011 Shenzhen Mobile	Dec. 31, 2006 Shenzhen Mobile	Dec. 31, 2013 Guangtong Mobile	Dec. 31, 2009 Guangtong Mobile	Dec. 31, 2006 Guangtong Mobile	Dec. 31, 2011 Eastlong Huatong
OTHER INVESTMENTS
Equity interest acquired (as a percent)						25.00%			14.00%	20.00%
Voting power (as a percent)						25.00%			14.00%
Voting power held by a sole controlling shareholder (as a percent)						75.00%
Payments to acquire investment			$ 157,423					$ 389,048		$ 157,423
Dividend income from other investments	$ 128,611	$ 162,100	$ 142,265	$ 162,100	$ 142,265		$ 128,611